BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment
Total plant in service	$ 2,120,506	$ 1,752,600
Less: accumulated depreciation and amortization	(1,025,665)	(899,926)
Plant in service	1,094,841	852,674
Totals	1,137,478	885,362
Depreciation and amortization expense	139,000	129,900	$ 98,300
Land and buildings
Property, plant and equipment
Total plant in service	$ 116,354	98,663
Land and buildings | Minimum
Property, plant and equipment
Estimated Useful Lives	18 years
Land and buildings | Maximum
Property, plant and equipment
Estimated Useful Lives	40 years
Network and outside plant facilities
Property, plant and equipment
Total plant in service	$ 1,856,098	1,543,190
Network and outside plant facilities | Minimum
Property, plant and equipment
Estimated Useful Lives	3 years
Network and outside plant facilities | Maximum
Property, plant and equipment
Estimated Useful Lives	50 years
Furniture, fixtures and equipment
Property, plant and equipment
Total plant in service	$ 136,544	99,578
Furniture, fixtures and equipment | Minimum
Property, plant and equipment
Estimated Useful Lives	3 years
Furniture, fixtures and equipment | Maximum
Property, plant and equipment
Estimated Useful Lives	15 years
Assets under capital lease
Property, plant and equipment
Total plant in service	$ 11,510	11,169
Assets under capital lease | Minimum
Property, plant and equipment
Estimated Useful Lives	3 years
Assets under capital lease | Maximum
Property, plant and equipment
Estimated Useful Lives	11 years
Construction in progress
Property, plant and equipment
Total plant in service	$ 29,562	23,586
Construction inventory
Property, plant and equipment
Total plant in service	$ 13,075	$ 9,102
Internal use network and non-network software | Maximum
Property, plant and equipment
Period after which property plan and equipment capitalized	1 year